UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025– December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Acuitas US Microcap Fund

AFMCX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	1.50%

How did the Fund perform in the last six months?

The Fund returned 16.25% over the last six months, underperforming the Russell Microcap Index’s return of 24.35% by 810 basis points. Over the last year, the Fund has returned 13.43% compared to the Russell Microcap Index’s return of 22.98%. While microcap led U.S. equity – rewarding investors with an allocation – it was an incredibly difficult environment for active managers due to the low quality nature of leadership. Within our Fund, one of our core managers did quite well with returns of 38.2% on the year, while our quality growth oriented subadviser struggled with a return of 8.9%.

The main theme of the year within microcap was low-quality, non-earning companies dominating returns. This is typical during a risk-on environment and during the early innings of a market rotation in leadership. Biotech and pharmaceuticals is a space where we typically have an underweight due to the binary nature of the outcomes and reliance on FDA approval for drugs, however those companies had an exceptional year. Our underweight was a notable drag on returns. The performance of these companies aligns with the risk-on, low-quality nature of market leadership.

Total Return Based on a $10,000 Investment

Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,612	$10,097	$9,457
06/30/16	$10,058	$10,362	$9,832
09/30/16	$10,901	$10,818	$10,938
12/31/16	$12,155	$11,274	$12,037
03/31/17	$11,940	$11,921	$12,083
06/30/17	$12,292	$12,280	$12,546
09/30/17	$13,202	$12,842	$13,380
12/31/17	$13,402	$13,656	$13,622
03/31/18	$13,260	$13,568	$13,714
06/30/18	$14,354	$14,095	$15,081
09/30/18	$14,790	$15,099	$15,207
12/31/18	$11,675	$12,940	$11,840
03/31/19	$13,210	$14,757	$13,391
06/30/19	$12,965	$15,361	$13,515
09/30/19	$12,668	$15,540	$12,777
12/31/19	$14,230	$16,954	$14,496
03/31/20	$8,961	$13,410	$9,859
06/30/20	$11,312	$16,364	$12,870
09/30/20	$12,061	$17,871	$13,345
12/31/20	$16,231	$20,495	$17,534
03/31/21	$20,273	$21,796	$21,722
06/30/21	$21,629	$23,592	$22,622
09/30/21	$20,518	$23,568	$21,495
12/31/21	$20,986	$25,754	$20,924
03/31/22	$19,217	$24,395	$19,335
06/30/22	$16,185	$20,321	$15,669
09/30/22	$16,003	$19,413	$15,594
12/31/22	$16,966	$20,808	$16,330
03/31/23	$17,593	$22,302	$15,869
06/30/23	$18,458	$24,172	$16,709
09/30/23	$17,712	$23,386	$15,383
12/31/23	$19,920	$26,209	$17,854
03/31/24	$21,114	$28,835	$18,690
06/30/24	$19,682	$29,762	$17,704
09/30/24	$20,980	$31,616	$19,172
12/31/24	$21,572	$32,448	$20,301
03/31/25	$18,346	$30,916	$17,380
06/30/25	$21,050	$34,314	$20,077
09/30/25	$23,462	$37,120	$23,497
12/31/25	$24,470	$38,012	$24,966

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	13.43%	8.56%	9.36%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Microcap® Index	22.98%	7.32%	9.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$102,811,036
# of Portfolio Holdings	264
Portfolio Turnover Rate	40%
Investment Advisory Fees (Net of fees waived)	$472,009

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.4%
Money Market Fund	1.6%

Sector Weightings

(% total investments)*

Real Estate
0.6%
Basic Materials
1.4%
Consumer Staples
1.7%
Telecommunications
1.7%
Utilities
3.0%
Energy
4.4%
Consumer Discretionary
10.2%
Technology
14.2%
Financials
15.0%
Health Care
22.3%
Industrials
25.5%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	25.5%
Health Care	22.3%
Financials	15.0%
Technology	14.2%
Consumer Discretionary	10.2%
Energy	4.4%
Utilities	3.0%
Telecommunications	1.7%
Consumer Staples	1.7%
Basic Materials	1.4%
Real Estate	0.6%

* excluding cash equivalents

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	2.35%
iRadimed Corp.	1.66%
Vishay Precision Group, Inc.	1.49%
Thermon Group Holdings, Inc.	1.40%
Customers Bancorp, Inc.	1.31%
ADTRAN Holdings, Inc.	1.25%
Select Water Solutions, Inc., Class A	1.20%
Core Molding Technologies, Inc.	1.20%
Mesa Laboratories, Inc.	1.11%
Graham Corp.	1.06%

* excluding cash equivalents

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://acuitasfunds.com/invest-with-us/ .

Acuitas US Microcap Fund

220S-AFMCX-25

AFMCX

Semi-Annual Shareholder Report - December 31, 2025

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ACUITAS US MICROCAP FUND
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Other Information 15

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.4%
Basic Materials - 1.4%
36,969 Dakota Gold Corp.
(a)
$ 209,984
8,463 Energy Fuels, Inc./Canada
(a)
123,052
2,113 Kaiser Aluminum Corp. 242,699
39,795 Northern Technologies International Corp. 311,595
4,595 Perpetua Resources Corp.
(a)
111,245
75,122 Taseko Mines, Ltd.
(a)
425,190
7,083 U.S. Antimony Corp.
(a)
35,557
1,459,322
Consumer Discretionary - 10.1%
7,335 Acme United Corp. 295,674
3,700 Allegiant Travel Co.
(a)
315,499
59,196 Arhaus, Inc.
(a)
663,587
10,566 Build-A-Bear Workshop, Inc., Class A 647,379
8,499 Climb Global Solutions, Inc. 873,612
35,812 Crown Crafts, Inc. 99,199
84,176 Digital Turbine, Inc.
(a)
420,880
48,165 Duluth Holdings, Inc., Class B
(a)
100,183
54,800 El Pollo Loco Holdings, Inc.
(a)
573,208
21,000 First Watch Restaurant Group, Inc.
(a)
316,680
74,910 Fluent, Inc.
(a)
179,784
189,272 FTAI Infrastructure, Inc. 872,544
8,734 Gentherm, Inc.
(a)
317,656
20,395 Interface, Inc. 569,428
17,675 Kura Sushi USA, Inc., Class A
(a)
924,933
15,219 Lands' End, Inc.
(a)
220,980
8,600 Liquidity Services, Inc.
(a)
260,666
11,371 Malibu Boats, Inc., Class A
(a)
320,776
26,579 Owlet, Inc.
(a)
430,314
3,265 Pursuit Attractions and Hospitality, Inc.
(a)
109,965
29,844 Shoe Carnival, Inc. 503,767
62,475 Sportsman's Warehouse Holdings, Inc.
(a)
91,214
3,391 Standard Motor Products, Inc. 124,958
5,747 Sun Country Airlines Holdings, Inc.
(a)
82,699
22,540 Universal Technical Institute, Inc.
(a)
588,970
657 Victoria's Secret & Co.
(a)
35,590
15,635 Zumiez, Inc.
(a)
407,292
10,347,437
Consumer Staples - 1.6%
39,458 Cronos Group, Inc.
(a)
103,775
51,380 Mama's Creations, Inc.
(a)
693,116
17,400 MGP Ingredients, Inc. 422,820
7,505 Oil-Dri Corp. of America 367,295
21,388 SunOpta, Inc.
(a)
81,274
1,668,280
Energy - 4.3%
7,482 American Superconductor Corp.
(a)
215,332
2,310 Centrus Energy Corp., Class A
(a)
560,776
12,100 Civitas Resources, Inc. 327,789
8,416 Flotek Industries, Inc.
(a)
145,008
55,250 Geospace Technologies Corp.
(a)
934,277
21,835 Innovex International, Inc.
(a)
477,531
20,500 Matrix Service Co.
(a)
239,850
73,520 NPK International, Inc.
(a)
876,358
24,252 Oil States International, Inc.
(a)
164,186
12,090 Stabilis Solutions, Inc.
(a)
55,010
111,050 VAALCO Energy, Inc. 404,222
4,400,339
Financials - 14.7%
6,752 Alpine Banks of Colorado, Class B 268,730
76,400 American Coastal Insurance Corp.
(a)
964,932
5,614 Banco Latinoamericano de Comercio
Exterior SA, Class E 250,384
Shares Security Description Value
Financials - 14.7% (continued)
1,568 Bank First Corp. $ 191,014
15,320 Bank of Marin Bancorp 398,473
9,871 Bankwell Financial Group, Inc. 452,289
6,058 Business First Bancshares, Inc. 158,356
27,796 Capitol Federal Financial, Inc. 189,291
6,827 Central Pacific Financial Corp. 212,729
4,650 Community Trust Bancorp, Inc. 262,725
8,053 ConnectOne Bancorp, Inc. 211,150
18,150 Customers Bancorp, Inc.
(a)
1,327,128
2,178 Dave, Inc.
(a)
482,231
6,400 Enova International, Inc.
(a)
1,006,080
4,453 First Financial Corp. 269,050
37,231 First Western Financial, Inc.
(a)
998,163
4,967 Five Star Bancorp 177,719
6,251 Hanmi Financial Corp. 168,965
25,923 Heritage Commerce Corp. 311,335
6,398 Heritage Financial Corp./WA 151,313
12,572 Heritage Insurance Holdings, Inc.
(a)
367,857
24,861 International General Insurance Holdings,
Ltd. 623,762
1,444 Investors Title Co. 360,480
4,445 LendingTree, Inc.
(a)
235,985
60,575 Medallion Financial Corp. 623,317
4,196 Mercantile Bank Corp. 201,828
29,914 Metalla Royalty & Streaming, Ltd.
(a)
232,731
8,100 MVB Financial Corp. 209,223
33,765 NB Bancorp, Inc. 669,222
11,436 Northrim BanCorp, Inc. 304,312
13,096 OP Bancorp 184,916
19,000 Porch Group, Inc.
(a)
173,470
10,670 PRA Group, Inc.
(a)
188,752
19,115 Regional Management Corp. 740,706
20,927 Silvercrest Asset Management Group, Inc. 317,881
21,549 SuRo Capital Corp. 203,423
7,120 Texas Capital Bancshares, Inc.
(a)
644,645
3,849 Unity Bancorp, Inc. 199,070
6,478 Univest Financial Corp. 212,090
15,145,727
Health Care - 22.0%
129,225 908 Devices, Inc.
(a)
678,431
35,654 Aclaris Therapeutics, Inc.
(a)
107,319
15,543 Adaptive Biotechnologies Corp.
(a)
252,418
3,409 Addus HomeCare Corp.
(a)
366,092
5,931 ADMA Biologics, Inc.
(a)
108,181
18,635 Agenus, Inc.
(a)
58,514
4,300 AnaptysBio, Inc.
(a)
208,464
8,303 ARS Pharmaceuticals, Inc.
(a)
96,730
44,059 Avanos Medical, Inc.
(a)
494,783
26,796 Azenta, Inc.
(a)
891,235
10,000 Beta Bionics, Inc.
(a)
304,700
22,593 BioLife Solutions, Inc.
(a)
546,299
22,665 Bioventus, Inc.
(a)
168,628
9,245 CareDx, Inc.
(a)
174,176
2,300 Celcuity, Inc.
(a)
229,402
10,574 Cogent Biosciences, Inc.
(a)
375,588
13,231 Cormedix, Inc.
(a)
153,877
15,965 Corvus Pharmaceuticals, Inc.
(a)
122,930
36,472 CytomX Therapeutics, Inc.
(a)
155,371
14,478 Design Therapeutics, Inc.
(a)
135,804
4,138 Edgewise Therapeutics, Inc.
(a)
102,684
18,506 Electromed, Inc.
(a)
538,895
16,618 Embecta Corp. 197,422
17,350 Eton Pharmaceuticals, Inc.
(a)
293,388

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 22.0% (continued)
9,200 EyePoint, Inc.
(a)
$ 168,084
18,750 Harmony Biosciences Holdings, Inc.
(a)
701,625
87,726 Harvard Bioscience, Inc.
(a)
58,671
10,155 Healthcare Services Group, Inc.
(a)
194,164
9,481 HealthStream, Inc. 218,727
15,913 Immunome, Inc.
(a)
341,811
35,353 InfuSystem Holdings, Inc.
(a)
317,116
29,077 Inmode, Ltd.
(a)
427,141
17,306 iRadimed Corp. 1,683,528
43,319 Ironwood Pharmaceuticals, Inc.
(a)
145,985
8,500 Kiniksa Pharmaceuticals International
PLC
(a)
350,625
56,926 KORU Medical Systems, Inc.
(a)
330,740
4,226 LeMaitre Vascular, Inc. 342,729
4,400 LENZ Therapeutics, Inc.
(a)
70,400
4,858 Liquidia Corp.
(a)
167,552
95,451 MiMedx Group, Inc.
(a)
646,203
3,287 Mineralys Therapeutics, Inc.
(a)
119,285
121,578 Niagen Bioscience, Inc.
(a)
773,236
2,733 Olema Pharmaceuticals, Inc.
(a)
68,325
10,663 OptimizeRx Corp.
(a)
130,728
20,555 Organogenesis Holdings, Inc.
(a)
106,475
16,976 OrthoPediatrics Corp.
(a)
301,494
25,320 Pacira BioSciences, Inc.
(a)
655,282
20,134 Pediatrix Medical Group, Inc.
(a)
430,666
8,051 Phibro Animal Health Corp., Class A 300,785
14,076 Photronics, Inc.
(a)
450,432
34,381 Phreesia, Inc.
(a)
581,727
685 Praxis Precision Medicines, Inc.
(a)
201,897
4,930 Rigel Pharmaceuticals, Inc.
(a)
211,152
11,242 Sensus Healthcare, Inc.
(a)
44,743
24,132 SI-BONE, Inc.
(a)
475,883
9,897 Stoke Therapeutics, Inc.
(a)
314,131
8,060 Supernus Pharmaceuticals, Inc.
(a)
400,582
9,500 Syndax Pharmaceuticals, Inc.
(a)
199,595
6,977 Tactile Systems Technology, Inc.
(a)
202,333
33,225 Taysha Gene Therapies, Inc.
(a)
182,737
4,118 Terns Pharmaceuticals, Inc.
(a)
166,367
24,230 The Joint Corp.
(a)
211,286
17,867 The Pennant Group, Inc.
(a)
502,956
10,625 Theravance Biopharma, Inc.
(a)
198,794
14,495 Trevi Therapeutics, Inc.
(a)
181,477
8,142 Tyra Biosciences, Inc.
(a)
214,053
5,577 US Physical Therapy, Inc. 435,508
6,420 Utah Medical Products, Inc. 359,263
5,592 WaVe Life Sciences, Ltd.
(a)
95,064
4,729 Xenon Pharmaceuticals, Inc.
(a)
211,954
67,895 Xeris Biopharma Holdings, Inc.
(a)
532,976
14,561 Zymeworks, Inc.
(a)
383,391
22,571,009
Industrials - 25.1%
10,164 Aebi Schmidt Holding AG 128,575
16,759 Allient, Inc. 900,796
20,642 Amprius Technologies, Inc.
(a)
162,865
7,855 Applied Digital Corp.
(a)
192,605
49,260 Archer Aviation, Inc., Class A
(a)
370,435
4,279 Astronics Corp.
(a)
232,093
2,241 Atlanticus Holdings Corp.
(a)
150,035
25,366 Barrett Business Services, Inc. 918,503
1,750 Bel Fuse, Inc., Class B 296,853
42,915 BGSF, Inc.
(a)
198,696
5,917 BlueLinx Holdings, Inc.
(a)
363,481
6,532 CECO Environmental Corp.
(a)
390,940
Shares Security Description Value
Industrials - 25.1% (continued)
6,653 Cipher Mining, Inc.
(a)
$ 98,198
65,128 Concrete Pumping Holdings, Inc.
(a)
437,009
60,529 Core Molding Technologies, Inc.
(a)
1,213,606
3,832 CRA International, Inc. 769,063
98,070 Cryoport, Inc.
(a)
941,472
189,600 DHI Group, Inc.
(a)
293,880
25,024 Ducommun, Inc.
(a)
2,380,533
27,654 eHealth, Inc.
(a)
127,208
17,778 Energy Recovery, Inc.
(a)
239,825
22,106 Enovix Corp.
(a)
161,595
14,061 Franklin Covey Co.
(a)
235,944
28,401 Freightcar America, Inc.
(a)
314,399
16,623 Graham Corp.
(a)
1,067,695
23,979 Great Lakes Dredge & Dock Corp.
(a)
314,604
30,595 Information Services Group, Inc. 176,839
14,202 Insteel Industries, Inc. 449,777
23,172 Janus International Group, Inc.
(a)
151,545
15,500 LightPath Technologies, Inc.
(a)
167,400
18,906 Mayville Engineering Co., Inc.
(a)
353,920
14,243 Mesa Laboratories, Inc. 1,118,076
13,229 Montrose Environmental Group, Inc.
(a)
328,476
29,460 Myers Industries, Inc. 551,491
7,635 Napco Security Technologies, Inc. 318,380
4,525 Natural Gas Services Group, Inc. 152,266
15,225 Orion Energy Systems, Inc.
(a)
234,161
34,240 Park Aerospace Corp. 730,682
95,036 Proficient Auto Logistics, Inc.
(a)
916,147
79,956 Ranpak Holdings Corp.
(a)
432,562
4,741 RCM Technologies, Inc.
(a)
96,930
143,450 Resources Connection, Inc. 722,988
28,649 Soldi Power, Inc.
(a)
121,758
6,503 Tectonic Therapeutic, Inc.
(a)
135,653
2,737 The Gorman-Rupp Co. 130,692
2,052 The Monarch Cement Co. 482,220
38,227 Thermon Group Holdings, Inc.
(a)
1,420,515
12,759 Titan Machinery, Inc.
(a)
191,895
13,150 Transcat, Inc.
(a)
746,000
2,629 Tutor Perini Corp. 176,196
3,926 Twin Disc, Inc. 65,486
17,474 Ultra Clean Holdings, Inc.
(a)
442,616
14,362 Ultralife Corp.
(a)
82,151
39,268 Vishay Precision Group, Inc.
(a)
1,511,818
40,575 Wabash National Corp. 350,974
5,291 Werner Enterprises, Inc. 158,783
25,819,305
Real Estate - 0.6%
71,680 Apartment Investment and Management
Co. REIT
(a)
425,779
15,065 Whitestone REIT 209,253
635,032
Technology - 14.0%
29,217 A10 Networks, Inc. 516,849
145,002 ADTRAN Holdings, Inc.
(a)
1,260,067
72,997 Amplitude, Inc., Class A
(a)
845,305
30,500 Arlo Technologies, Inc.
(a)
426,695
24,217 Arteris, Inc.
(a)
375,364
45,185 AstroNova, Inc.
(a)
390,850
32,237 Asure Software, Inc.
(a)
303,673
16,194 AXT, Inc.
(a)
264,772
14,025 Backblaze, Inc., Class A
(a)
65,357
29,287 Blaze Holdings, Inc.
(a)
57,110
10,325 Cerence, Inc.
(a)
110,374
19,235 CEVA, Inc.
(a)
413,937

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
At December 31, 2025, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures at period end.
Shares Security Description Value
Technology - 14.0% (continued)
32,779 Cohu, Inc.
(a)
$ 762,767
17,143 Consensus Cloud Solutions, Inc.
(a)
374,060
10,264 Donnelley Financial Solutions, Inc.
(a)
479,226
29,921 Evolv Technologies Holdings, Inc.
(a)
214,234
34,670 Forrester Research, Inc.
(a)
281,520
15,945 Hurco Cos., Inc.
(a)
246,350
5,454 Ichor Holdings, Ltd.
(a)
100,517
152,124 indie Semiconductor, Inc., Class A
(a)
536,998
55,298 inTEST Corp.
(a)
413,076
52,100 Key Tronic Corp.
(a)
145,359
59,429 Magnite, Inc.
(a)
964,533
4,751 Materion Corp. 590,644
13,302 Mitek Systems, Inc.
(a)
140,336
11,270 nLight, Inc.
(a)
422,738
7,217 NVE Corp. 428,185
26,656 OneSpan, Inc. 342,263
7,674 Ouster, Inc.
(a)
166,065
12,605 PDF Solutions, Inc.
(a)
359,621
7,925 Penguin Solutions, Inc.
(a)
155,013
19,260 Shutterstock, Inc. 367,866
24,385 Simulations Plus, Inc.
(a)
444,539
11,847 Solaris Energy Infrastructure, Inc., Class A 544,607
13,618 Veeco Instruments, Inc.
(a)
389,202
11,339 Viant Technology, Inc., Class A
(a)
136,522
41,102 Weave Communications, Inc.
(a)
311,964
14,348,558
Telecommunications - 1.7%
42,275 Aviat Networks, Inc.
(a)
903,840
19,002 Cogent Communications Holdings, Inc. 409,683
44,074 Ondas Holdings, Inc.
(a)
430,162
1,743,685
Utilities - 2.9%
46,323 Enviri Corp.
(a)
830,108
54,358 Perma-Fix Environmental Services, Inc.
(a)
684,367
25,470 Pure Cycle Corp.
(a)
279,915
115,557 Select Water Solutions, Inc., Class A 1,215,660
3,010,050
Total Common Stock (Cost $81,962,754) 101,148,744
Shares Security Description Value
Money Market Fund - 1.6%
1,648,208 First American Government Obligations
Fund, Class X, 3.68%
(b)
(Cost $1,648,208) 1,648,208
Investments, at value - 100.0% (Cost $83,610,962) $ 102,796,952
Other Assets & Liabilities, Net - 0.0% 14,084
Net Assets - 100.0% $ 102,811,036
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
9
CME E-Mini
Russell 2000
Index Future 03/20/26 $ 1,161,140 $ 1,124,100 $(37,040)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 102,796,952 $ (37,040)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 102,796,952 $ (37,040)

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $83,610,962) $ 102,796,952
Deposits with broker 268,328
Receivables:
Fund shares sold 176,270
Dividends 19,691
Prepaid expenses 13,967
Total Assets
103,275,208
LIABILITIES
Payables:
Investment securities purchased 40,737
Fund shares redeemed 268,121
Variation margin 8,865
Accrued Liabilities:
Investment adviser fees 84,778
Trustees’ fees and expenses 1,585
Fund services fees 22,301
Other expenses 37,785
Total Liabilities
464,172
NET ASSETS
$ 102,811,036
COMPONENTS OF NET ASSETS
Paid-in capital $ 83,427,199
Distributable Earnings 19,383,837
NET ASSETS
$ 102,811,036
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,754,297
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $102,811,036) $ 15.22

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 719,746
Total Investment Income
719,746
EXPENSES
Investment adviser fees 634,915
Fund services fees 131,545
Custodian fees 19,095
Registration fees 12,886
Professional fees 32,520
Trustees' fees and expenses 9,648
Interest expense 24
Other expenses 100,684
Total Expenses 941,317
Fees waived
(179,398)
Net Expenses
761,919
NET INVESTMENT LOSS
(42,173)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
7,105,688
Futures
207,454
Net realized gain
7,313,142
Net change in unrealized appreciation (depreciation) on:
Investments
7,948,682
Futures
(73,545)
Net change in unrealized appreciation (depreciation)
7,875,137
NET REALIZED AND UNREALIZED GAIN
15,188,279
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 15,146,106

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2025
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment loss $ (42,173) $ (177,390)
Net realized gain 7,313,142 94,861
Net change in unrealized appreciation (depreciation) 7,875,137 6,090,755
Increase in Net Assets Resulting from Operations
15,146,106 6,008,226
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (4,841,295) (2,668,331)
Return of Capital – (275,602)
Total Distributions Paid
(4,841,295) (2,943,933)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 7,815,236 20,334,376
Reinvestment of distributions:
Institutional Shares 4,840,406 2,943,383
Redemption of shares:
Institutional Shares
(11,810,305) (17,255,274)
Redemption fees:
Institutional Shares
1,893 4,685
Increase in Net Assets from Capital Share Transactions
847,230 6,027,170
Increase in Net Assets
11,152,041 9,091,463
NET ASSETS
Beginning of Period
91,658,995 82,567,532
End of Period
$ 102,811,036 $ 91,658,995
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 528,598 1,546,045
Reinvestment of distributions:
Institutional Shares 311,080 195,924
Redemption of shares:
Institutional Shares
(778,057) (1,308,588)
Increase in Shares
61,621 433,381

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 13.70 $ 13.19 $ 12.37 $ 11.53 $ 16.75 $ 8.76
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.03) (0.02) (0.03) (0.06) (0.05)
Net realized and unrealized gain
(loss)
2.25 0.98 0.84 1.60 (3.91) 8.04
Total from Investment Operations
2.24 0.95 0.82 1.57 (3.97) 7.99
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.00)(b) – – – –
Net realized gain
(0.72) (0.40) – (0.73) (1.25) –
Return of Capital
– (0.04) – – – –
Total Distributions to Shareholders
(0.72) (0.44) – (0.73) (1.25) –
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 15.22 $ 13.70 $ 13.19 $ 12.37 $ 11.53 $ 16.75
TOTAL RETURN
16.25%(c) 6.95% 6.63% 14.04% (25.17)% 91.21%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 102,811 $ 91,659 $ 82,568 $ 62,883 $ 47,078 $ 66,416
Ratios to Average Net Assets:
Net investment loss (0.08)%(d) (0.20)% (0.14)% (0.23)% (0.41)% (0.36)%
Net expenses 1.50%(d) 1.50% 1.50% 1.50% 1.50% 1.50%
Dividend and interest expenses 0.00%(d) 0.00% 0.00% 0.00% 0.00% –%
Gross expenses (e) 1.86%(d) 1.85% 1.96% 2.05% 2.00% 2.08%
PORTFOLIO TURNOVER RATE 40%(c) 63% 64% 56% 61% 78%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2025, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Acuitas Investments, LLC, the Fund's Adviser, is deemed to be the Chief Operating Decision
Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share
(“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2025, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include
the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2025, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

fiscal years after they are filed. As of December 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services
Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. The Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings.
The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the
Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of
Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2026. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust.
For the period ended December 31, 2025, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2025, $864,412 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2025, totaled $ 39,088,726 and $ 41,730,145 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2025 , for futures contracts was
$ 2,923,672 .
The Fund’s use of derivatives for the period ended December 31, 2025, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of December 31, 2025.
Realized and unrealized gains and losses on derivatives contracts for the period ended December 31, 2025, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2025.
These amounts may be collateralized by cash or financial instruments.
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 162,906 $ 16,492 $ 179,398
Location:
Equity
Contracts
Asset derivatives:
Unrealized depreciation on futures* $ (37,040)
* Balance is included in the deposits with broker for futures contracts on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ 207,454
Total net realized gain $ 207,454
Net change in unrealized appreciation (depreciation) on:
Futures $ (73,545)
Total net change in unrealized appreciation (depreciation) $ (73,545)
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Depreciation on Futures** $ (37,040) $ - $ (37,040) $ -

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 7. Federal Income Tax
As of December 31, 2025, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2025, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to investments in real estate investment trusts, futures, PFICs, return of capital on equity securities and wash sales.
For tax purposes, the prior year post-October capital loss was $377,973 for the Fund (realized during the period November 1, 2024 through June 30, 2025). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, July
1, 2025.
For tax purposes, the prior deferred late year ordinary loss was $111,582 for the Fund (realized during the period January 1, 2025 through June 30, 2025). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, July
1, 2025.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures contracts on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 25,735,565
Gross Unrealized Depreciation (6,549,575)
Net Unrealized Appreciation $ 19,185,990
2025 2024
Ordinary Income $ 671,585 $ –
Long-Term Capital Gain 1,996,746 –
Return of Capital 275,602 –
$ 2,943,933 $ –
Capital and Other Losses
$ (489,555)
Net Unrealized Appreciation
9,568,581
Total
$ 9,079,026

ACUITAS US MICROCAP FUND
OTHER INFORMATION
December 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

220-SAR-1225
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 18,2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 18, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 17, 2026